Share-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
SHARE-BASED COMPENSATION

We have granted restricted stock shares, restricted stock units, performance stock units and phantom units to employees and non-employee directors under the Amended and Restated 2003 Stock Incentive Plan, as amended (the “2003 Plan”), 2011 Incentive Plan, as amended (the “2011 Plan”), the 2015 Employee Inducement Incentive Plan (the “Inducement Plan”) and the 2015 Long-Term Cash Incentive Plan (the “2015 Plan”).

Total share-based compensation consisted of the following (in millions):

	Year Ended December 31,
	2017	2016	2015
Share-based compensation costs, pre-tax:
Equity awards	$34	$41	$90
Liability awards	80	76	105
Total share-based compensation	114	117	195
Capitalized share-based compensation	(23)	(16)	(23)
Total share-based compensation expense	$91	$101	$172
Tax benefit associated with share-based compensation expense	$5	$—	$—

The total unrecognized compensation cost at December 31, 2017 relating to non-vested share-based compensation arrangements consisted of the following:

	Unrecognized Compensation Cost (in millions)	Recognized over a weighted average period (years)
Restricted Stock Share Awards	$7	1.5
Restricted Share Unit and Performance Stock Unit Awards	$44	1.5
Phantom Units Awards	$49	1.1

We have disclosed the deferred tax benefit realized from share-based compensation exercised during the annual period in Note 15—Income Taxes.

Restricted Stock Share Awards

Restricted stock share awards are awards of common stock that are subject to restrictions on transfer and to a risk of forfeiture if the recipient terminates employment with us prior to the lapse of the restrictions. These awards vest based on service conditions (one, two, three or four-year service periods) and performance conditions. All performance conditions of the awards have been achieved as of December 31, 2017.

The 2003 Plan and 2011 Plan provide for the issuance of 21.0 million shares and 35.0 million shares, respectively, of our common stock that may be in the form of various share-based performance awards deemed by the Compensation Committee of our Board (the “Compensation Committee”).

The Inducement Plan initially provided for the issuance of up to 1.0 million shares of our common stock in the form of stock-based awards deemed by the Compensation Committee to provide us with an opportunity to attract employees. As of December 31, 2017, 0.2 million shares of restricted stock have been granted under the Inducement Plan. In December 2016, the Compensation Committee recommended, and our Board approved, reducing the remaining shares available for issuance under the Inducement Plan to zero.

The table below provides a summary of our restricted stock outstanding (in millions, except for per share information):

	Shares	Weighted Average Grant Date Fair Value Per Share
Non-vested at January 1, 2017	5.7	$24.12
Granted	—	—
Vested	(3.3)	23.80
Forfeited	(0.2)	28.28
Non-vested at December 31, 2017	2.2	$24.29

The fair value of restricted stock share awards vested for the years ended December 31, 2017, 2016 and 2015 were $78 million, $36 million and $50 million, respectively.

Restricted Share Unit and Performance Stock Unit Awards

Restricted share unit and performance stock unit awards are share awards that entitle the holder to receive shares of our common stock upon vesting, subject to restrictions on transfer and to a risk of forfeiture if the recipient terminates employment with us prior to the lapse of the restrictions. Restricted share units vest ratably over service conditions (two, three or four-year service periods). Performance stock units provide for three-year cliff vesting with payouts based on our cumulative distributable cash flow per share from January 1, 2018 through December 31, 2019 compared to a pre-established performance target. The number of shares that may be earned at the end of the vesting period ranges from 50 to 200 percent of the target award amount if the threshold performance is met.

In January 2017, the issuance of awards with respect to 7.8 million shares of common stock available for issuance under the 2011 Plan was approved at a special meeting of our shareholders.

The table below provides a summary of our restricted share unit and performance stock unit awards outstanding assuming payout at target for awards containing performance conditions (in millions, except for per unit information):

	Units	Weighted Average Grant Date Fair Value Per Unit
Non-vested at January 1, 2017	—	$—
Granted (1)	1.4	47.16
Vested	—	—
Forfeited	(0.1)	46.71
Non-vested at December 31, 2017	1.3	$47.18

(1)
This number excludes 0.2 million performance stock units, which represent the maximum number of common units that would be issued if the maximum level of performance under the target awards amount is achieved.

The table below provides a summary of restricted share unit and performance stock unit awards issued:

	Year Ended December 31,
	2017	2016	2015
Units Issued (in millions)	1.4	—	—
Weighted Average Grant Date Fair Value Per Unit	$47.16	$—	$—
Fair Value vested (in millions)	$1	$—	$—

Phantom Units Awards

Phantom units are share-based awards granted to employees over a vesting period that entitle the grantee to receive the cash equivalent to the value of a share of our common stock upon each vesting. For the years ended December 31, 2017, 2016 and 2015, we issued zero, 1.8 million and 5.9 million phantom units, respectively, to our employees and non-employee directors. Phantom units are not eligible to receive quarterly distributions. These awards vest based on service conditions (two, three or four-year service periods).

The 2015 Plan generally provides for cash-settled awards. In April 2015, the Compensation Committee recommended and our Board approved the 2014-2018 Long-Term Cash Incentive Program (the “2014-2018 LTIP”) under the 2015 Plan. The Compensation Committee recommended and our Board approved the termination of the 2014-2018 LTIP in October 2016.

The table below provides a summary of our phantom units outstanding (in millions):

Units
Non-vested at January 1, 2017	3.9
Granted	—
Vested	(1.8)
Forfeited	(0.3)
Non-vested at December 31, 2017	1.8

The value of phantom units vested during the years ended December 31, 2017, 2016 and 2015 was $86 million, $78 million, $50 million, respectively, of which $1 million was recorded as part of accrued liabilities on our Consolidated Balance Sheets as of December 31, 2016.